Dividends on ordinary shares	12 Months Ended
Dec. 31, 2024
Dividends On Ordinary Shares [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares
The Directors have approved a total dividend in respect of 2024 of 8.4p per ordinary share of 25p each. The full year dividend for 2024 of 5.5p per ordinary share will be paid on 4 April 2025 to shareholders on the Share Register on 28 February 2025. On 31 December
2024, there were 14,420m ordinary shares in issue. The financial statements for the year ended 31 December 2024 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December
2025.
For qualifying US and Canadian resident American Depositary Receipt (ADR) holders, the 2024 full year dividend of 5.5p per ordinary share becomes 22p per American Depositary Share (ADS) (representing four shares). The ex-dividend date for ADR holders is 28
February 2025. The dividend record date is 28 February 2025 and dividend payment date for ADR holders is 4 April 2025.
The Directors have confirmed their intention to initiate a share buyback of up to £1bn after the balance sheet date. The proposed share buyback is expected to commence in the first quarter of 2025. The financial statements for the year ended 31 December 2024 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.
The 2024 financial statements include the 2024 interim dividend of £425m (2023: £417m, 2022: £364m); a full year dividend declared in relation to 2023 of £796m (2022: £793m, 2021: £664m ) and two share buyback programmes totalling £1,750m (2023: £1,250m, 2022:
£1,500m). Dividends and share buybacks are funded out of distributable reserves.